Average Annual Total Returns		6 Months Ended	9 Months Ended	12 Months Ended			15 Months Ended		18 Months Ended	21 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Innovator Premium Income 20 Barrier ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				6.40%	6.72%
Performance Inception Date	Dec. 29, 2023
Innovator Premium Income 20 Barrier ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				3.91%	4.17%
Innovator Premium Income 20 Barrier ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				3.89%	4.14%
Innovator Premium Income 30 Barrier ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				5.23%	5.61%
Performance Inception Date	Dec. 29, 2023
Innovator Premium Income 30 Barrier ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				3.26%	3.49%
Innovator Premium Income 30 Barrier ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				3.23%	3.45%
Innovator Premium Income 15 Buffer ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				5.37%		5.70%
Performance Inception Date	Dec. 31, 2023
Innovator Premium Income 15 Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				3.33%		3.77%
Innovator Premium Income 15 Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				3.15%		3.53%
Innovator Premium Income 20 Barrier ETF -- April
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				6.94%						7.62%
Performance Inception Date	Mar. 31, 2023
Innovator Premium Income 20 Barrier ETF -- April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				4.58%						5.00%
Innovator Premium Income 20 Barrier ETF -- April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				4.50%						4.88%
Innovator Premium Income 30 Barrier ETF - April
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				5.54%						6.31%
Performance Inception Date	Mar. 31, 2023
Innovator Premium Income 30 Barrier ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				3.52%						4.05%
Innovator Premium Income 30 Barrier ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				3.53%						3.98%
Innovator Premium Income 15 Buffer ETF - April
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent			6.11%	5.79%
Performance Inception Date	Mar. 28, 2024
Innovator Premium Income 15 Buffer ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent			4.20%	3.87%
Innovator Premium Income 15 Buffer ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.85%	3.40%
Innovator Premium Income 20 Barrier ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				7.09%					7.54%
Performance Inception Date	Jun. 30, 2023
Innovator Premium Income 20 Barrier ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				4.51%					4.93%
Innovator Premium Income 20 Barrier ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				4.53%					4.80%
Innovator Premium Income 30 Barrier ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				5.87%					6.43%
Performance Inception Date	Jun. 30, 2023
Innovator Premium Income 30 Barrier ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				3.71%					4.12%
Innovator Premium Income 30 Barrier ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				3.72%					4.03%
Innovator Premium Income 15 Buffer ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.17%		5.80%
Performance Inception Date	Jun. 28, 2024
Innovator Premium Income 15 Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.23%		3.86%
Innovator Premium Income 15 Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.88%		3.40%
Innovator Premium Income 20 Barrier ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				6.73%			7.39%
Performance Inception Date	Sep. 29, 2023
Innovator Premium Income 20 Barrier ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				4.38%			4.79%
Innovator Premium Income 20 Barrier ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				4.29%			4.69%
Innovator Premium Income 30 Barrier ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				5.71%			6.23%
Performance Inception Date	Sep. 29, 2023
Innovator Premium Income 30 Barrier ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				3.77%			3.98%
Innovator Premium Income 30 Barrier ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				3.58%			3.89%
Innovator Premium Income 15 Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent				5.60%				6.23%
Performance Inception Date	Oct. 02, 2023
Innovator Premium Income 15 Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent				3.42%				4.21%
Innovator Premium Income 15 Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				3.28%				3.90%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.66%	17.72%	17.88%	21.33%	21.33%	24.74%	24.74%	20.41%	22.06%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		16.15%	16.20%	16.39%	19.74%	19.74%	23.05%	23.05%	18.76%	20.36%